OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2017
Disclosure of analysis of other comprehensive income by item [abstract]
OTHER COMPREHENSIVE (LOSS) INCOME
OTHER COMPREHENSIVE (LOSS) INCOME
Other comprehensive (loss) income consists of the following:

(US$ Millions) Years ended Dec. 31,	2017	2016	2015
Items that may be reclassified to net income:
Foreign currency translation
Unrealized foreign currency translation gains (losses) in respect of foreign operations	$1,111	$(990)	$(1,319)
Reclassification of realized foreign currency translation gains to net income on disposition of foreign operations	118	—	—
(Losses) gains on hedges of net investments in foreign operations, net of income taxes of ($18) million (2016 - $19 million; 2015 - $19 million)	(530)	678	488
Reclassification of hedges of net investment in foreign operations (losses) to net income on disposition of foreign operations	(45)	—	—
	654	(312)	(831)
Cash flow hedges
Gains (losses) on derivatives designated as cash flow hedges, net of income taxes of $18 million (2016 - $(23) million; 2015 - $(12) million)	77	(36)	(35)
	77	(36)	(35)
Available-for-sale securities
Net change in unrealized (losses) gains on available-for-sale securities, net of income taxes of nil (2016 - nil; 2015 - nil)	(5)	5	1
	(5)	5	1
Equity accounted investments
Share of unrealized foreign currency translations (losses) gains in respect of foreign operations, net of income taxes of nil (2016 - nil; 2015 - nil)	5	4	(111)
Share of gains (losses) on derivatives designated as cash flow hedges, net of income taxes of $1 million (2016 - $3 million; 2015 – nil)	—	(10)	—
Share unrealized gains (losses) on available-for-sale securities, net of income taxes of nil (2016 - nil; 2015 - nil)	6	—	—
	11	(6)	(111)
Items that will not be reclassified to net income:
Share of revaluation surplus on equity accounted investments, net of income taxes of nil (2016 - $27 million, 2015 -$1 million)	58	13	161
Net remeasurement (losses) on defined benefit plan, net of income taxes of nil (2016 – nil; 2015 – nil)	(1)	—	—
Revaluation surplus, net of income taxes of $1 million (2016 – nil; 2015 – nil)	86	90	134
	143	103	295
Total other comprehensive (loss) income	$880	$(246)	$(681)